Commitments	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Lease [Abstract]
Commitments
20.	COMMITMENTS

The Corporation as lessee and other contractual commitments

At December 31, 2018, the Corporation’s future minimum lease payments under non-cancellable operating leases and other obligations aggregate to $346.4 million and are payable as follows:

In thousands of U.S. Dollars	Within one year	Later than one year but not later than 5 years	More than 5 years
Lease obligations	61,423	154,374	26,013
Other contractual commitments	40,011	54,054	10,561
Total	101,434	208,428	36,574

The Corporation as lessor

At December 31, 2018, the Corporation’s future minimum lease receipts under non-cancellable operating leases aggregate to $14.8 million and are receivable as follows;

In thousands of U.S. Dollars	Within one year	Later than one year but not later than 5 years	More than 5 years
Lease obligations	1,863	7,452	5,533
Total	1,863	7,452	5,533

Other commitments

The Corporation had $74.2 million of letters of credit issued but undrawn as of December 31, 2018. See note 17.